Discontinued Operation - Summary of Results of Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Revenue	$ 2,577.8	$ 2,761.8		$ 2,666.4
(Loss)/profit before taxation	(410.7)	152.4		357.4
(Loss)/profit for the year from operating activities	0.0	13.1		1.2
Profit attributable to owners of the parent from discontinued operations	$ 0.0	13.1		1.2
Darlot [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Revenue		49.0		83.1
Cost of sales		(50.7)		(72.1)
Cost of sales before gold inventory change and amortisation and depreciation		(46.3)		(57.3)
Gold inventory change		(0.9)		(0.4)
Amortisation and depreciation		(3.5)		(14.4)
Other costs, net		(1.9)		(7.2)
(Loss)/profit before royalties and taxation		(3.6)		3.8
Royalties		(1.1)		(2.0)
(Loss)/profit before taxation		(4.7)		1.8
Mining and income taxation		1.4		(0.6)
(Loss)/profit for the year from operating activities		(3.3)		1.2
Gain on sale of discontinued operation		23.5	$ 30.8	0.0
Income tax on gain on sale of discontinued operation		(7.1)		0.0
Profit attributable to owners of the parent from discontinued operations		$ 13.1		$ 1.2